Earnings (loss) per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
21.	Earnings (loss) per Share

The following table sets forth the computation of basic and diluted income (loss) attributable to shareholders of Sinovac per share:

	For the year ended December 31
	2017	2016	2015

Numerator
Income (loss) from continuing operations	36,705	(3,058)	(229)
Less: Income (loss) attributable to non-controlling interests	10,898	(124)	459
Income (loss) attributable to shareholders of Sinovac from continuing operations	25,807	(2,934)	(688)
Income (loss) attributable to shareholders of Sinovac from discontinued operations	-	2,338	(728)
Net income (loss) attributable to shareholders of Sinovac	25,807	(596)	(1,416)

Denominator
Basic weighted average number of common shares outstanding	57,033,816	56,949,083	56,313,927
Dilutive effect of stock options	67,375	-	-
Diluted weighted average number of common shares outstanding	57,101,191	56,949,083	56,313,927

Basic net income (loss) per share
Continuing operations	0.45	(0.05)	(0.02)
Discontinued operations	-	0.04	(0.01)
Basic net income (loss) per share	0.45	(0.01)	(0.03)

Diluted net income (loss) per share
Continuing operations	0.45	(0.05)	(0.02)
Discontinued operations	-	0.04	(0.01)
Diluted net income (loss) per share	0.45	(0.01)	(0.03)

Anti-dilutive options and non-vested restricted shares were not included in the diluted EPS calculation for the year ended December 31, 2016 and 2015.